Trade and other receivables - Summary of Ageing of Trade Receivables (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure Of Ageing Status Of Current Trade Receivables [Line Items]
Provision	£ (0.8)	£ (0.7)	£ (0.3)	£ (0.1)	£ (0.1)
Net	33.2	28.0	31.4	29.3
Not Past Due [Member]
Disclosure Of Ageing Status Of Current Trade Receivables [Line Items]
Net	18.7	16.4	22.4	23.0
Past Due [Member]
Disclosure Of Ageing Status Of Current Trade Receivables [Line Items]
Provision	(0.8)	(0.7)	(0.3)	(0.1)
Net	14.5	11.6	9.0	6.3
Past Due [Member] | 0 to 30 days
Disclosure Of Ageing Status Of Current Trade Receivables [Line Items]
Net	5.8	3.8	3.6	3.8
Past Due [Member] | 30 to 60 days
Disclosure Of Ageing Status Of Current Trade Receivables [Line Items]
Net	2.9	2.3	0.6	1.3
Past Due [Member] | More than 60 days
Disclosure Of Ageing Status Of Current Trade Receivables [Line Items]
Provision	(0.8)	(0.7)	(0.3)	(0.1)
Net	5.8	5.5	4.8	1.2
Gross carrying amount [member]
Disclosure Of Ageing Status Of Current Trade Receivables [Line Items]
Net	34.0	28.7	31.7	29.4
Gross carrying amount [member] | Not Past Due [Member]
Disclosure Of Ageing Status Of Current Trade Receivables [Line Items]
Net	18.7	16.4	22.4	23.0
Gross carrying amount [member] | Past Due [Member]
Disclosure Of Ageing Status Of Current Trade Receivables [Line Items]
Net	15.3	12.3	9.3	6.4
Gross carrying amount [member] | Past Due [Member] | 0 to 30 days
Disclosure Of Ageing Status Of Current Trade Receivables [Line Items]
Net	5.8	3.8	3.6	3.8
Gross carrying amount [member] | Past Due [Member] | 30 to 60 days
Disclosure Of Ageing Status Of Current Trade Receivables [Line Items]
Net	2.9	2.3	0.6	1.3
Gross carrying amount [member] | Past Due [Member] | More than 60 days
Disclosure Of Ageing Status Of Current Trade Receivables [Line Items]
Net	£ 6.6	£ 6.2	£ 5.1	£ 1.3